UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-05041

CREDIT SUISSE CAPITAL APPRECIATION FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                                                          Schedule of Investments

Credit Suisse Capital Appreciation Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.0%)

Aerospace & Defense (8.7%)
Boeing Co.	83,200	$6,441,344
Lockheed Martin Corp.	65,000	5,179,200
Precision Castparts Corp.	52,800	3,149,520
United Technologies Corp.	95,300	5,926,707
		20,696,771

Airlines (0.5%)
AMR Corp.*§	50,700	1,115,400

Banks (4.6%)
Hudson City Bancorp, Inc.	217,400	2,819,678
Northern Trust Corp.	60,700	3,465,970
Wells Fargo & Co.	63,500	4,593,590
		10,879,238

Beverages (4.6%)
Coca-Cola Co.	100,000	4,450,000
PepsiCo, Inc.	101,300	6,420,394
		10,870,394

Biotechnology (5.0%)
Biogen Idec, Inc.*	53,700	2,261,844
Celgene Corp.*	53,200	2,547,748
Genentech, Inc.*	51,200	4,137,984
Genzyme Corp.*	41,700	2,847,276
		11,794,852

Chemicals (2.6%)
Monsanto Co.	142,600	6,130,374

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	32,100	1,882,023

Communications Equipment (7.1%)
Cisco Systems, Inc.*	315,900	5,638,815
Comverse Technology, Inc.*	138,600	2,686,068
Corning, Inc.*	295,500	5,635,185
Motorola, Inc.	124,700	2,838,172
		16,798,240

Computers & Peripherals (3.7%)
Apple Computer, Inc.*	94,000	6,388,240
EMC Corp.*	237,500	2,410,625
		8,798,865

Diversified Financials (6.1%)
American Express Co.	78,500	4,086,710
Citigroup, Inc.	88,200	4,260,942
Morgan Stanley	54,800	3,644,200
TD Ameritrade Holding Corp.	161,400	2,643,732
		14,635,584

Electrical Equipment (0.9%)
Rockwell Automation, Inc.	36,300	2,249,874

Electronic Equipment & Instruments (1.4%)
Roper Industries, Inc.§	76,500	3,457,800

Energy Equipment & Services (1.6%)
Bonneville Pacific Corp.*^	16,883	127
Grant Prideco, Inc.*	27,700	1,260,627

	Number of Shares	Value

COMMON STOCKS

Energy Equipment & Services
Halliburton Co.	78,400	$2,615,424
		3,876,178

Food & Drug Retailing (2.1%)
CVS Corp.	150,600	4,927,632

Food Products (1.0%)
Wm. Wrigley Jr. Co.	51,050	2,341,153

Healthcare Equipment & Supplies (4.9%)
Dade Behring Holdings, Inc.	78,900	3,213,597
Hologic, Inc.*	58,300	2,618,253
IMS Health, Inc.§	72,600	1,992,144
St. Jude Medical, Inc.*	36,900	1,361,610
Varian Medical Systems, Inc.*	55,000	2,492,600
		11,678,204

Healthcare Providers & Services (0.8%)
Aetna, Inc.	64,300	2,024,807

Hotels, Restaurants & Leisure (1.2%)
Harrah’s Entertainment, Inc.	49,800	2,993,478

Household Products (2.2%)
Procter & Gamble Co.	94,800	5,327,760

Internet Software & Services (2.8%)
eBay, Inc.*	58,400	1,405,688
Google, Inc. Class A*	8,400	3,247,440
Yahoo!, Inc.*	73,600	1,997,504
		6,650,632

IT Consulting & Services (3.1%)
CACI International, Inc. Class A*	53,700	3,025,995
First Data Corp.	73,300	2,994,305
NAVTEQ Corp.*§	48,200	1,358,276
		7,378,576

Media (2.3%)
Lamar Advertising Co. Class A*§	62,600	3,069,904
Walt Disney Co.	81,300	2,413,797
		5,483,701

Multiline Retail (3.0%)
Kohl’s Corp.*	46,500	2,633,295
Wal-Mart Stores, Inc.	100,600	4,476,700
		7,109,995

Oil & Gas (3.0%)
Newfield Exploration Co.*	45,600	2,114,928
XTO Energy, Inc.	107,166	5,035,730
		7,150,658

Pharmaceuticals (7.9%)
Johnson & Johnson	108,000	6,755,400
Medco Health Solutions, Inc.*	73,300	4,348,889
Pfizer, Inc.	131,100	3,407,289
Wyeth	88,100	4,270,207
		18,781,785

	Number of Shares	Value

COMMON STOCKS

Semiconductor Equipment & Products (0.5%)
Applied Materials, Inc.	70,100	$1,103,374

Software (7.2%)
Adobe Systems, Inc.*	150,382	4,287,391
Autodesk, Inc.*	62,700	2,138,697
Electronic Arts, Inc.*	85,500	4,027,905
Microsoft Corp.	130,800	3,143,124
Red Hat, Inc.*§	148,500	3,516,480
		17,113,597

Specialty Retail (0.7%)
Best Buy Company, Inc.	34,800	1,577,832

Tobacco (1.2%)
Altria Group, Inc.	35,400	2,830,938

Wireless Telecommunication Services (3.5%)
American Tower Corp. Class A*	155,000	5,239,000
NII Holdings, Inc.*§	58,900	3,108,742
		8,347,742
TOTAL COMMON STOCKS (Cost $202,266,062)		226,007,457

SHORT-TERM INVESTMENTS (8.5%)
State Street Navigator Prime Portfolio§§	9,088,000	9,088,000

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 08/01/06	$11,070	11,070,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,158,000)		20,158,000

TOTAL INVESTMENTS AT VALUE (103.5%) (Cost $222,424,062)		246,165,457

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.5%)		(8,345,076)

NET ASSETS (100.0%)		$237,820,381

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or a portion thereof is on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $222,424,062, $34,583,061, $(10,841,666) and $23,741,395 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL APPRECIATION FUND

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006